Guarantor Financial Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor Financial Data [Abstract]
Schedule of Condensed Financial Statements
ONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Three Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$457,165	$815,552	$(90,492)	$1,182,225
Cost of sales	—	(303,806)	(584,309)	90,492	(797,623)
Gross profit	—	153,359	231,243	—	384,602
Selling, general and administrative expense	(1,861)	(95,145)	(126,886)	—	(223,892)
Net earnings from affiliates	—	635	3,451	—	4,086
Net earnings from consolidated subsidiaries, net of tax	109,167	74,995	—	(184,162)	—
Operating income	107,306	133,844	107,808	(184,162)	164,796
Interest expense, net	(747)	(4,919)	(3,019)	—	(8,685)
Other income (expense), net	—	1,185	(9,231)	—	(8,046)
Earnings before income taxes	106,559	130,110	95,558	(184,162)	148,065
Provision for income taxes	757	(20,943)	(19,394)	—	(39,580)
Net earnings, including noncontrolling interests	107,316	109,167	76,164	(184,162)	108,485
Less: Net earnings attributable to noncontrolling interests	—	—	(1,169)	—	(1,169)
Net earnings attributable to Flowserve Corporation	$107,316	$109,167	$74,995	$(184,162)	$107,316
Comprehensive income attributable to Flowserve Corporation	$51,353	$53,115	$17,933	$(71,048)	$51,353

	Three Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$439,409	$772,957	$(86,614)	$1,125,752
Cost of sales	—	(283,389)	(559,639)	86,614	(756,414)
Gross profit	—	156,020	213,318	—	369,338
Selling, general and administrative expense	(1,567)	(89,921)	(141,495)	—	(232,983)
Net earnings from affiliates	—	1,007	2,744	—	3,751
Net earnings from consolidated subsidiaries, net of tax	100,138	58,738	—	(158,876)	—
Operating income	98,571	125,844	74,567	(158,876)	140,106
Interest expense, net	(394)	(4,090)	(4,656)	—	(9,140)
Other (expense) income, net	—	(1,187)	7,172	—	5,985
Earnings before income taxes	98,177	120,567	77,083	(158,876)	136,951
Provision for income taxes	555	(20,429)	(18,353)	—	(38,227)
Net earnings, including noncontrolling interests	98,732	100,138	58,730	(158,876)	98,724
Less: Net earnings attributable to noncontrolling interests	—	—	8	—	8
Net earnings attributable to Flowserve Corporation	$98,732	$100,138	$58,738	$(158,876)	$98,732
Comprehensive income attributable to Flowserve Corporation	$126,223	$128,305	$85,827	$(214,132)	$126,223

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$892,911	$1,535,573	$(171,279)	$2,257,205
Cost of sales	—	(589,956)	(1,094,743)	171,279	(1,513,420)
Gross profit	—	302,955	440,830	—	743,785
Selling, general and administrative expense	(2,981)	(195,374)	(247,426)	—	(445,781)
Net earnings from affiliates	—	1,955	7,360	—	9,315
Net earnings from consolidated subsidiaries, net of tax	203,517	134,605	—	(338,122)	—
Operating income	200,536	244,141	200,764	(338,122)	307,319
Interest expense, net	(1,348)	(9,377)	(6,487)	—	(17,212)
Other income (expense), net	—	1,849	(14,834)	—	(12,985)
Earnings before income taxes	199,188	236,613	179,443	(338,122)	277,122
Provision for income taxes	1,253	(33,096)	(43,252)	—	(75,095)
Net earnings, including noncontrolling interests	200,441	203,517	136,191	(338,122)	202,027
Less: Net earnings attributable to noncontrolling interests	—	—	(1,586)	—	(1,586)
Net earnings attributable to Flowserve Corporation	$200,441	$203,517	$134,605	$(338,122)	$200,441
Comprehensive income attributable to Flowserve Corporation	$179,236	$182,603	$111,396	$(293,999)	$179,236

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$835,213	$1,448,697	$(160,951)	$2,122,959
Cost of sales	—	(537,724)	(1,029,153)	160,951	(1,405,926)
Gross profit	—	297,489	419,544	—	717,033
Selling, general and administrative expense	(4,034)	(179,834)	(271,754)	—	(455,622)
Net earnings from affiliates	—	2,042	6,906	—	8,948
Net earnings from consolidated subsidiaries, net of tax	199,613	124,821	—	(324,434)	—
Operating income	195,579	244,518	154,696	(324,434)	270,359
Interest expense, net	(644)	(8,773)	(7,839)	—	(17,256)
Other (expense) income, net	—	(2,772)	17,246	—	14,474
Earnings before income taxes	194,935	232,973	164,103	(324,434)	267,577
Provision for income taxes	780	(33,360)	(39,277)	—	(71,857)
Net earnings, including noncontrolling interests	195,715	199,613	124,826	(324,434)	195,720
Less: Net earnings attributable to noncontrolling interests	—	—	(5)	—	(5)
Net earnings attributable to Flowserve Corporation	$195,715	$199,613	$124,821	$(324,434)	$195,715
Comprehensive income attributable to Flowserve Corporation	$271,439	$275,766	$198,774	$(474,540)	$271,439
FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$14,879	$—	$160,334	$—	$175,213
Accounts receivable, net	—	256,748	800,894	—	1,057,642
Intercompany receivables	8,811	121,777	62,412	(193,000)	—
Inventories, net	—	386,409	762,769	—	1,149,178
Other current assets, net	1,941	102,186	131,487	—	235,614
Total current assets	25,631	867,120	1,917,896	(193,000)	2,617,647
Property, plant and equipment, net	—	191,364	400,441	—	591,805
Goodwill	—	671,858	370,552	—	1,042,410
Intercompany receivables	475,000	37,105	1,144	(513,249)	—
Investment in consolidated subsidiaries	2,257,361	1,434,339	—	(3,691,700)	—
Other assets, net	8,898	187,675	157,448	—	354,021
Total assets	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$139,136	$402,789	$—	$541,925
Intercompany payables	11	71,212	121,777	(193,000)	—
Accrued liabilities	8,135	246,021	577,026	—	831,182
Debt due within one year	337,500	15	33,120	—	370,635
Deferred taxes	—	—	8,848	—	8,848
Total current liabilities	345,646	456,384	1,143,560	(193,000)	1,752,590
Long-term debt due after one year	425,000	20	1,120	—	426,140
Intercompany payables	1,144	475,000	37,105	(513,249)	—
Retirement obligations and other liabilities	7,500	200,696	221,353	—	429,549
Total liabilities	779,290	1,132,100	1,403,138	(706,249)	2,608,279
Total Flowserve Corporation shareholders’ equity	1,987,600	2,257,361	1,434,339	(3,691,700)	1,987,600
Noncontrolling interest	—	—	10,004	—	10,004
Total equity	1,987,600	2,257,361	1,444,343	(3,691,700)	1,997,604
Total liabilities and equity	$2,766,890	$3,389,461	$2,847,481	$(4,397,949)	$4,605,883

	December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$150,308	$—	$187,048	$—	$337,356
Accounts receivable, net	—	271,571	788,678	—	1,060,249
Intercompany receivables	—	118,292	33,883	(152,175)	—
Inventories, net	—	357,870	650,509	—	1,008,379
Other current assets, net	1,530	94,413	126,427	—	222,370
Total current assets	151,838	842,146	1,786,545	(152,175)	2,628,354
Property, plant and equipment, net	—	194,671	404,075	—	598,746
Goodwill	—	673,013	372,064	—	1,045,077
Intercompany receivables	475,000	14,697	1,144	(490,841)	—
Investment in consolidated subsidiaries	2,122,734	1,336,856	—	(3,459,590)	—
Other assets, net	10,039	184,855	155,543	—	350,437
Total assets	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$153,137	$444,205	$—	$597,342
Intercompany payables	223	33,660	118,292	(152,175)	—
Accrued liabilities	6,143	271,535	530,923	—	808,601
Debt due within one year	25,000	5	28,618	—	53,623
Deferred taxes	—	—	10,755	—	10,755
Total current liabilities	31,366	458,337	1,132,793	(152,175)	1,470,321
Long-term debt due after one year	450,000	40	1,553	—	451,593
Intercompany payables	1,144	475,000	14,697	(490,841)	—
Retirement obligations and other liabilities	7,288	190,127	225,055	—	422,470
Total liabilities	489,798	1,123,504	1,374,098	(643,016)	2,344,384
Total Flowserve Corporation shareholders’ equity	2,269,813	2,122,734	1,336,856	(3,459,590)	2,269,813
Noncontrolling interest	—	—	8,417	—	8,417
Total equity	2,269,813	2,122,734	1,345,273	(3,459,590)	2,278,230
Total liabilities and equity	$2,759,611	$3,246,238	$2,719,371	$(4,102,606)	$4,622,614

FLOWSERVE CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Six Months Ended June 30, 2012
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided (used) by operating activities	$47,299	$75,572	$(3,971)	$(58,525)	$60,375
Cash flows — Investing activities:
Capital expenditures	—	(15,334)	(41,551)	—	(56,885)
Payments for acquisitions, net of cash acquired	—	—	(3,996)	—	(3,996)
Intercompany loan payments	—	(22,409)	—	22,409	—
Proceeds from disposition of assets	—	74	7,828	—	7,902
Affiliate investment activity, net	—	—	(1,620)	—	(1,620)
Net cash flows used by investing activities	—	(37,669)	(39,339)	22,409	(54,599)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,946	—	—	10,946
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Proceeds from short term financing	300,000	—	—	—	300,000
Net (payments) borrowings under other financing arrangements	—	(10)	4,836	—	4,826
Repurchases of common shares	(432,898)	—	—	—	(432,898)
Payments of dividends	(37,082)	—	—	—	(37,082)
Intercompany loan proceeds	—	—	22,409	(22,409)	—
Intercompany dividends	—	(48,839)	(9,686)	58,525	—
All other financing, net	(248)	—	(212)	—	(460)
Net cash flows (used) provided by financing activities	(182,728)	(37,903)	17,347	36,116	(167,168)
Effect of exchange rate changes on cash	—	—	(751)	—	(751)
Net change in cash and cash equivalents	(135,429)	—	(26,714)	—	(162,143)
Cash and cash equivalents at beginning of period	150,308	—	187,048	—	337,356
Cash and cash equivalents at end of period	$14,879	$—	$160,334	$—	$175,213

	Six Months Ended June 30, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows (used) provided by operating activities	$(64,847)	$53,008	$(215,775)	$(10,181)	$(237,795)
Cash flows — Investing activities:
Capital expenditures	—	(13,964)	(34,534)	—	(48,498)
Payments for acquisitions, net of cash acquired	—	(890)	—	—	(890)
Intercompany return of capital	—	18,971	—	(18,971)	—
Intercompany loan payments	—	(62,261)	—	62,261	—
Proceeds from disposition of assets		125	3,610	—	3,735
Net cash flows used by investing activities	—	(58,019)	(30,924)	43,290	(45,653)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,021	—	—	5,021
Payments on long-term debt	(12,500)	—	—	—	(12,500)
Net (payments) borrowings under other financing arrangements	—	(10)	4,358	—	4,348
Repurchases of common shares	(26,025)	—	—	—	(26,025)
Payments of dividends	(33,977)	—	—	—	(33,977)
Intercompany loan proceeds	—	—	62,261	(62,261)	—
Intercompany distributions of capital		—	(18,971)	18,971	—
Intercompany dividends	—	—	(10,181)	10,181	—
All other financing, net	224	—	—	—	224
Net cash flows (used) provided by financing activities	(72,278)	5,011	37,467	(33,109)	(62,909)
Effect of exchange rate changes on cash	—	—	10,090	—	10,090
Net change in cash and cash equivalents	(137,125)	—	(199,142)	—	(336,267)
Cash and cash equivalents at beginning of period	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of period	$74,382	$—	$146,930	$—	$221,312

CONDENSED CONSOLIDATING STATEMENTS OF INCOME

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,735,809	$3,120,802	$(346,410)	$4,510,201
Cost of sales	—	(1,104,642)	(2,238,323)	346,410	(2,996,555)
Gross profit	—	631,167	882,479	—	1,513,646
Selling, general and administrative expense	(7,236)	(368,818)	(538,026)	—	(914,080)
Net earnings from affiliates	—	3,819	15,292	—	19,111
Net earnings from consolidated subsidiaries, net of tax	434,436	272,111	—	(706,547)	—
Operating income	427,200	538,279	359,745	(706,547)	618,677
Interest expense, net	(1,088)	(18,615)	(14,897)	—	(34,600)
Other (expense) income, net	—	(2,858)	6,536	—	3,678
Earnings before income taxes	426,112	516,806	351,384	(706,547)	587,755
Provision for income taxes	2,470	(82,370)	(78,624)	—	(158,524)
Net earnings, including noncontrolling interests	428,582	434,436	272,760	(706,547)	429,231
Less: Net earnings attributable to noncontrolling interests	—	—	(649)	—	(649)
Net earnings attributable to Flowserve Corporation	$428,582	$434,436	$272,111	$(706,547)	$428,582
Comprehensive income attributable to Flowserve Corporation	$362,991	$369,193	$216,653	$(585,846)	$362,991

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,518,779	$2,805,970	$(292,713)	$4,032,036
Cost of sales	—	(966,167)	(1,948,889)	292,713	(2,622,343)
Gross profit	—	552,612	857,081	—	1,409,693
Selling, general and administrative expense	458	(355,139)	(490,309)	—	(844,990)
Net earnings from affiliates	—	2,767	13,882	—	16,649
Net earnings from consolidated subsidiaries, net of tax	382,515	258,712	—	(641,227)	—
Operating income	382,973	458,952	380,654	(641,227)	581,352
Interest income (expense), net	16,257	(34,372)	(14,611)	—	(32,726)
Other (expense) income, net	(1,606)	2,839	(19,582)	—	(18,349)
Earnings before income taxes	397,624	427,419	346,461	(641,227)	530,277
Provision for income taxes	(9,334)	(44,904)	(87,358)	—	(141,596)
Net earnings, including noncontrolling interests	388,290	382,515	259,103	(641,227)	388,681
Less: Net earnings attributable to noncontrolling interests	—	—	(391)	—	(391)
Net earnings attributable to Flowserve Corporation	$388,290	$382,515	$258,712	$(641,227)	$388,290
Comprehensive income attributable to Flowserve Corporation	$386,812	$381,438	$249,035	$(630,473)	$386,812

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Sales	$—	$1,598,143	$3,035,721	$(268,602)	$4,365,262
Cost of sales	—	(997,798)	(2,087,934)	268,602	(2,817,130)
Gross profit	—	600,345	947,787	—	1,548,132
Selling, general and administrative expense	(11,093)	(426,100)	(497,258)	—	(934,451)
Net earnings from affiliates	—	3,564	12,272	—	15,836
Net earnings from consolidated subsidiaries, net of tax	425,553	319,825	—	(745,378)	—
Operating income	414,460	497,634	462,801	(745,378)	629,517
Interest income (expense), net	11,205	(28,844)	(19,119)	—	(36,758)
Other expense, net	(20)	(651)	(7,297)	—	(7,968)
Earnings before income taxes	425,645	468,139	436,385	(745,378)	584,791
Provision for income taxes	2,242	(42,586)	(116,116)	—	(156,460)
Net earnings, including noncontrolling interests	427,887	425,553	320,269	(745,378)	428,331
Less: Net earnings attributable to noncontrolling interests	—	—	(444)	—	(444)
Net earnings attributable to Flowserve Corporation	$427,887	$425,553	$319,825	$(745,378)	$427,887
Comprehensive income attributable to Flowserve Corporation	$490,179	$487,844	$355,781	$(843,625)	$490,179

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2011
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$157,811	$133,598	$79,262	$(152,458)	$218,213
Cash flows — Investing activities:
Capital expenditures	—	(30,138)	(77,829)	—	(107,967)
Payments for acquisitions, net of cash acquired	—	(90,505)	—	—	(90,505)
Intercompany return of capital	—	109,432	—	(109,432)	—
Intercompany loan proceeds	25,000	28,267	—	(53,267)	—
Proceeds from disposal of assets	—	130	4,139	—	4,269
Net cash flows provided (used) by investing activities	25,000	17,186	(73,690)	(162,699)	(194,203)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	5,668	—	—	5,668
Payments on long-term debt	(25,000)	—	—	—	(25,000)
Net (payments) borrowings under other financing arrangements	—	(20)	1,601	—	1,581
Repurchases of common shares	(150,000)	—	—	—	(150,000)
Payments of dividends	(69,557)	—	—	—	(69,557)
Intercompany loan payments	—	(25,000)	(28,267)	53,267	—
Intercompany distributions of capital	—	—	(109,432)	109,432	—
Intercompany dividends	—	(131,432)	(21,026)	152,458	—
All other financing, net	547	—	(2,195)	—	(1,648)
Net cash flows used by financing activities	(244,010)	(150,784)	(159,319)	315,157	(238,956)
Effect of exchange rate changes on cash	—	—	(5,277)	—	(5,277)
Net change in cash and cash equivalents	(61,199)	—	(159,024)	—	(220,223)
Cash and cash equivalents at beginning of year	211,507	—	346,072	—	557,579
Cash and cash equivalents at end of year	$150,308	$—	$187,048	$—	$337,356

	Year Ended December 31, 2010
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$211,543	$122,426	$233,715	$(211,909)	$355,775
Cash flows — Investing activities:
Capital expenditures	—	(34,599)	(67,403)	—	(102,002)
Payments for acquisitions, net of cash acquired	—	—	(199,396)	—	(199,396)
Intercompany return of capital	—	192,400	—	(192,400)	—
Intercompany capital contributions	—	(120,000)	—	120,000	—
Intercompany loan proceeds	44,039	177,152	349	(221,540)	—
Intercompany loan payments	—	(120,000)	—	120,000	—
Proceeds from disposal of assets	—	8,579	2,451	—	11,030
Affiliate investing activity, net	—	—	3,651	—	3,651
Net cash flows provided (used) by investing activities	44,039	103,532	(260,348)	(173,940)	(286,717)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	10,048	—	—	10,048
Payments on long-term debt	(544,016)	—	—	—	(544,016)
Proceeds from issuance of long-term debt	500,000	—	—	—	500,000
Payment of deferred loan costs	(11,596)	—	—	—	(11,596)
Repurchases of common shares	(46,015)	—	—	—	(46,015)
Payments of dividends	(63,582)	—	—	—	(63,582)
Net (payments) proceeds under other financing arrangements	—	(325)	2,746	—	2,421
Sale of shares to noncontrolling interest	—	—	4,384	—	4,384
Intercompany loan proceeds	—	—	120,000	(120,000)	—
Intercompany loan payments	—	(44,388)	(177,152)	221,540	—
Intercompany capital contributions	—	—	120,000	(120,000)	—
Intercompany distributions of capital	—	—	(192,400)	192,400	—
Intercompany dividends	—	(191,293)	(20,616)	211,909	—
All other financing, net	5,926	—	(483)	—	5,443
Net cash flows used by financing activities	(159,283)	(225,958)	(143,521)	385,849	(142,913)
Effect of exchange rate changes on cash	—	—	(22,886)	—	(22,886)
Net change in cash and cash equivalents	96,299	—	(193,040)	—	(96,741)
Cash and cash equivalents at beginning of year	115,208	—	539,112	—	654,320
Cash and cash equivalents at end of year	$211,507	$—	$346,072	$—	$557,579

	Year Ended December 31, 2009
	Parent (Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
(Amounts in thousands)
Net cash flows provided by operating activities	$128,053	$55,882	$394,305	$(146,963)	$431,277
Cash flows — Investing activities:
Capital expenditures	—	(37,094)	(71,354)	—	(108,448)
Payments for acquisitions, net of cash acquired	—	—	(30,750)	—	(30,750)
Intercompany return of capital	—	139,860	—	(139,860)	—
Intercompany loan proceeds	5,637	740	72,496	(78,873)	—
Proceeds from disposition of assets	—	151	405	—	556
Net cash flows provided (used) by investing activities	5,637	103,657	(29,203)	(218,733)	(138,642)
Cash flows — Financing activities:
Excess tax benefits from stock-based payment arrangements	—	1,174	—	—	1,174
Payments on long-term debt	(5,682)	—	—	—	(5,682)
Payment of deferred loan costs	(2,764)	—	—	—	(2,764)
Repurchases of common shares	(40,955)	—	—	—	(40,955)
Payments of dividends	(59,204)	—	—	—	(59,204)
Payments under other financing arrangements	—	(336)	(348)	—	(684)
Intercompany loan payments	—	(78,133)	(740)	78,873	—
Intercompany distributions of capital	—	—	(139,860)	139,860	—
Intercompany dividends	—	(82,244)	(64,719)	146,963	—
All other financing, net	2,939	—	(1,902)	—	1,037
Net cash flows used by financing activities	(105,666)	(159,539)	(207,569)	365,696	(107,078)
Effect of exchange rate changes on cash	—	—	(3,293)	—	(3,293)
Net change in cash and cash equivalents	28,024	—	154,240	—	182,264
Cash and cash equivalents at beginning of year	87,184	—	384,872	—	472,056
Cash and cash equivalents at end of year	$115,208	$—	$539,112	$—	$654,320